INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2016
Investments in Equity Investees

The Group’s investments in equity investees comprise the following:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—
System Link Corporation Limited (“System Link”)<1>	215,631,351	113,836,704	16,395,895
Shanghai Jiucheng Advertisement Co., Ltd. (“Jiucheng Advertisement”) <2>	12,751,438	13,142,455	1,892,907
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,440,300
T3 Entertainment Co., Ltd. (previously known as ” G10 Entertainment Corporation Ltd.”) (“T3”)	24,892,921	24,892,921	3,585,326

CrowdStar Inc. (“Crowdstar”)	1,627,099	—	—
Tandem Fund II, L.P. (“Tandem Fund”)	2,636,885	1,165,421	167,856

Total	267,539,694	163,037,501	23,482,284